Fair Value Measurements - Summary of Key Level 3 Inputs Used in Fair Value (Details) - Convertible Notes [Member]	Mar. 04, 2025	Feb. 13, 2025
Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	3.99
Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.18
Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.28
Remaining Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Notes Term	11 months 8 days	1 year
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	119.2	77.5
Fair Value of Common Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.3	1.2